Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	$ 415.5	$ 429.0
Additions during the year	47.9	54.4
Remeasurements of leases during the year	11.6	19.1
Interest expense	22.5	24.1	$ 22.4
Repayments	(88.0)	(97.9)
Translation adjustment	(15.3)	(13.2)
Balance at the end of the year	394.2	415.5	$ 429.0
Current portion of lease liability	(64.1)	(60.4)
Non-current portion of lease liability	330.1	355.1
Future minimum lease payments	512.2	547.1
Interest	118.0	131.6
Present value of minimum lease payments	394.2	415.5
– within one year
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	84.8	82.0
Interest	20.7	21.6
Present value of minimum lease payments	64.1	60.4
– later than one and not later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	232.3	216.4
Interest	58.4	64.0
Present value of minimum lease payments	173.9	152.4
– later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	195.1	248.7
Interest	38.9	46.0
Present value of minimum lease payments	$ 156.2	$ 202.7